Exchange differences, net	12 Months Ended
Dec. 31, 2025
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Exchange differences, net	Exchange differences, net

	2025	2024	2023
Income from trading in foreign currency	206,848,887	77,670,011	113,369,449
Conversion of foreign currency assets and liabilities into pesos	(13,762,013)	(5,796,813)	488,517,389
TOTAL	193,086,874	71,873,198	601,886,838